Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 6.  Cash and Cash Equivalents

	December 31,	December 31,
	2020	2021

	(in thousands)

Cash, demand deposits and checking accounts	$178,938	333,524
Time deposits with less than three months maturity date	6,000	2,500
	$184,938	336,024

Refer to Note 23 and Note 24 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2020 and 2021, no cash and cash equivalents were pledged with banks as collaterals.